Short-term Borrowings (Details) - USD ($)	1 Months Ended				2 Months Ended	12 Months Ended
	Sep. 30, 2022	Apr. 30, 2022	Dec. 31, 2021	Jun. 30, 2020	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2021	Jun. 30, 2021	Jul. 31, 2016
Short-term Borrowings
Proceeds from short-term borrowings						$ 6,255,905	$ 83,146,674	$ 32,517,816
Repaid of short-term borrowings received						14,126,509	85,229,391	31,018,904
Short term borrowings with Hi-tech industrial park
Short-term Borrowings
Proceeds from short-term borrowings		$ 5,500,000
Repaid of short-term borrowings received					$ 5,500,000
Line of credit 2016
Short-term Borrowings
Total credit available under this facility				$ 11,000,000.0						$ 10,000,000.0	$ 6,000,000.0
Amount borrowed							74,700,000	28,800,000
Amount repaid						$ 5,900,000	$ 79,800,000	$ 24,100,000
Weighted average interest rate of short-term borrowings (as a percent)						5.15%	5.15%	5.15%
Cash deposited in the bank as guarantee							$ 0	$ 3,100,000
Credit facility, 2021
Short-term Borrowings
Total credit available under this facility			$ 1,600,000				$ 1,600,000		$ 1,600,000
Amount borrowed			$ 1,600,000
Credit facility, 2022
Short-term Borrowings
Total credit available under this facility	$ 900,000
Amount borrowed						$ 900,000
Amount repaid						$ 0
LPR | Line of credit 2016
Short-term Borrowings
Variable interest rate (as a percent)				1.30%		1.30%
LPR | Credit facility, 2022
Short-term Borrowings
Variable interest rate (as a percent)	0.35%